OBLIGATIONS UNDER CAPITAL LEASES	12 Months Ended
Mar. 31, 2013
Capital Lease Obligations [Abstract]
Capital Leases in Financial Statements of Lessee Disclosure [Text Block]
10.	OBLIGATIONS UNDER CAPITAL LEASES

The balances consist of obligations under capital leases on certain property, plant and equipment for the Group's operations with lease terms expiring in coming year.

The balance has been fully repaid as of March 31, 2013.